Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 89.7% of Net Assets
	ABS Car Loan — 8.5%
$2,890,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$2,953,994
725,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	730,870
3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	3,187,003
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,158,674
910,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	920,263
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	3,767,389
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,409,960
1,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	1,301,171
2,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	2,252,666
445,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	450,599
815,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	818,200
1,270,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.340%, 4/17/2028	1,280,363
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,472,874
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,066,493
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	810,580
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,363,783
591,269	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	573,074
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,283,078
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,115,804
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	822,532
1,991,477	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	2,005,665
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,657,135
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	445,000
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,859,224
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,200,403
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,087,500
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,365,887
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	386,929
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,118,997
790,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	784,211
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$822,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	$823,941
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,048,864
500,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	515,750
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	332,304
1,401,457	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027(a)	1,396,773
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,777,007
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	131,343
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,475,470
510,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	511,894
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	651,666
985,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	991,915
1,695,000	GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, 3/22/2027	1,706,992
1,060,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	1,070,751
565,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	574,928
2,325,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	2,184,779
375,539	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	380,829
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	4,078,558
1,635,000	LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.350%, 4/15/2027(a)	1,622,685
2,655,000	LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.420%, 2/15/2028(a)	2,668,617
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,041,993
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	335,623
1,789,507	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	1,811,781
3,295,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	3,268,238
2,138,370	Onemain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.198%, 3/14/2029(a)(b)	2,147,307
650,000	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.790%, 1/22/2029(a)	655,531
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,032,808
254,102	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032(a)	254,154
15,624	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032(a)	15,628
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,103,262
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	509,843

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,610,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	$1,629,592
395,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.620%, 11/15/2028	395,131
575,000	SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.240%, 1/22/2029(a)	579,341
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	721,708
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	202,027
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	127,842
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,648,175
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,839,884
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	106,284
3,475,000	Westlake Automobile Receivables Trust, Series 2022-3A, Class B, 5.990%, 12/15/2027(a)	3,484,635
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,653,707
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,243,365
1,520,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	1,521,826
1,680,112	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	1,689,084
1,170,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	1,174,008
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,970,029
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,560,980
500,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	501,765
		129,820,938
	ABS Credit Card — 0.8%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027(a)	3,699,266
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,387,069
595,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	598,501
2,815,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	2,831,168
1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	1,923,049
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,405,335
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,059,824
		12,904,212
	ABS Home Equity — 5.1%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,300,311
302,957	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	298,983
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$1,314,107	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.068%, 9/27/2060(a)(b)	$1,310,936
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	890,544
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,544,719
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,361,856
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,114,253
649,030	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.885%, 5/19/2034(b)(c)	608,680
1,393,652	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,187,274
8,612,717	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.372%, 11/25/2048(a)(b)(c)(d)	101,563
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,029,122
728,900	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	709,881
415,263	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	407,041
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,536,329
643,453	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	607,434
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.733%, 9/25/2057(a)(b)	3,823,358
16,231	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.310%, 7/25/2035(b)(c)	13,959
1,227,598	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,124,697
1,620,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,599,723
688,497	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	631,574
134,155	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	124,349
41,317	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	40,504
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038(a)	2,577,379
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,826,848
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,335,693
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	792,395
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,640,795
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	4,901,472
249,632	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	243,782
384,385	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	374,529
1,069,923	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	1,034,557
692,089	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	693,990

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$804	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)	$460
9,312	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)	4,898
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)	—
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	5,434,319
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,745,851
512,759	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	499,368
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,937,749
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,933,525
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,531,027
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,023,970
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,218,077
1,673,860	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,638,505
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,196,090
483,195	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.987%, 11/25/2036(b)(c)	409,921
		78,362,290
	ABS Other — 7.0%
3,238,204	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	3,219,377
1,547,056	AASET Trust, Series 2024-1A, Class A2, 6.261%, 5/16/2049(a)	1,552,877
821,403	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	806,397
409,209	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	413,491
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,764,380
63,504	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	63,665
1,780,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	1,795,824
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	559,158
3,725,000	American Tower Trust #1, 5.490%, 3/15/2053, 144A(a)	3,761,253
3,794,865	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	3,838,685
5,151,936	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	4,720,683
1,866,851	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,840,954
377,927	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	382,151
12,676	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	12,676
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	$1,857,397
369,704	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	374,778
2,192,580	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	2,146,939
2,386,588	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	2,213,446
2,309,392	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,124,792
149,136	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	143,313
1,657,800	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	1,523,108
2,927,312	Clsec Holdings 22t LLC, Series 2021-1, Class A, 2.868%, 5/11/2037(a)	2,604,071
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,733,384
1,649,684	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,658,652
1,201,434	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	1,227,667
792,667	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	775,461
435,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	444,977
645,000	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	649,610
2,383,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,430,698
1,200,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,220,531
365,000	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	365,651
1,485,459	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,436,781
2,362,839	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	2,388,414
400,071	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	402,264
2,811,258	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	2,833,447
408,840	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	389,017
1,121,788	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,102,841
1,574,535	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	1,512,404
238,758	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	237,443
432,455	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	398,917
740,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	746,617
215,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	217,455
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	281,518
418,990	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	407,615
3,079,799	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	2,980,725

Principal Amount	Description	Value (†)
	ABS Other — continued
$208,433	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	$196,730
1,391,351	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	1,362,354
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	584,980
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036(a)	4,913,676
2,625,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	2,625,935
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	704,166
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	401,200
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,643,037
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,065,342
585,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.880%, 11/20/2029(a)	589,764
2,385,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,446,900
185,059	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037(a)	183,082
146,082	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	141,572
445,877	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	443,909
1,116,601	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	1,104,820
2,503,746	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	2,281,446
1,810,850	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,771,841
1,449,546	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,331,125
570,114	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.671%, 2/15/2045(a)	548,653
1,045,134	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	984,763
694,569	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045(a)	661,042
502,190	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	505,387
1,395,667	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045(a)	1,290,186
618,156	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	612,403
3,860,329	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,605,142
1,773,821	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,775,924
2,340,994	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,171,247
435,440	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	434,772
2,755,308	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,536,713
Principal Amount	Description	Value (†)
	ABS Other — continued
$2,115,592	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	$1,882,291
1,795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	1,839,516
		107,201,422
	ABS Residential Mortgage — 0.1%
8,980	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	8,821
867,125	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	872,820
		881,641
	ABS Student Loan — 2.2%
1,826,113	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,849,597
388,456	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	348,729
523,154	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	449,483
911,066	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	838,877
1,189,028	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,147,640
648,043	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	632,208
568,806	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	544,024
527,705	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	497,005
894,563	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	827,255
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,317,907
902,920	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	827,512
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	779,242
1,080,312	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	973,502
890,201	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	800,855
1,324,384	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	1,169,142
1,373,661	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	1,377,348
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,375,252
293,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.940%, 6/15/2032(b)	287,797
54,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.890%, 6/15/2032(b)	53,041
107,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.940%, 3/15/2033(b)	103,128
1,598,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.940%, 3/15/2033(b)	1,540,178

Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$160,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.952%, 9/15/2032(b)	$160,274
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.060%, 9/15/2032(b)	129,221
22,332	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	22,269
1,297,010	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 5.312%, 2/15/2036(a)(b)	1,293,847
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	109,865
639,543	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	629,196
1,869,123	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	1,837,883
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	5,115,029
560,734	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	497,456
728,647	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	672,938
1,255,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,261,486
150,967	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	149,254
2,453,981	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	2,335,209
1,397,594	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,202,925
		33,156,574
	ABS Whole Business — 0.6%
4,801,875	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	4,673,324
476,400	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	486,587
3,830,400	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,523,116
		8,683,027
	Agency Commercial Mortgage-Backed Securities — 8.3%
4,420,399	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,845,086
1,621,383	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,434,626
61,253,539	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.086%, 5/25/2025(b)(c)(d)	13,767
34,004,440	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.478%, 9/25/2025(b)(c)(d)	98,573
15,356,564	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.615%, 11/25/2025(b)(c)(d)	64,570
8,972,117	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 0.862%, 12/25/2025(b)(c)(d)	55,723
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$15,060,926	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.138%, 1/25/2026(b)(c)(d)	$140,926
6,720,256	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.326%, 3/25/2026(b)(c)(d)	87,448
25,398,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.149%, 7/25/2026(b)(c)(d)	339,920
7,891,511	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.901%, 8/25/2026(b)(c)(d)	93,833
23,678,602	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.292%, 9/25/2026(b)(c)(d)	82,307
85,909,529	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.054%, 10/25/2026(b)(c)(d)	101,516
18,192,337	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.637%, 11/25/2029(b)(d)	464,942
17,394,998	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.520%, 1/25/2030(b)(d)	1,069,166
11,410,674	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.589%, 1/25/2030(b)(d)	737,061
13,696,565	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.691%, 3/25/2030(b)(d)	957,650
14,346,201	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.226%, 8/25/2030(b)(d)	777,989
254,280,659	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.148%, 1/25/2032(b)(d)	2,446,689
32,659,378	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(d)	621,247
79,101,481	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(d)	1,452,540
35,827,176	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.342%, 4/25/2055(b)(d)	785,740
45,967,609	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.326%, 4/25/2032(b)(d)	996,693
19,746,127	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.316%, 6/25/2055(b)(d)	415,119
66,500,323	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2032(b)(d)	1,085,684
51,443,605	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.359%, 6/25/2032(b)(d)	1,245,141
82,165,684	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.265%, 8/25/2032(b)(d)	1,583,168

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$102,970,153	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(d)	$2,302,783
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.181%, 11/25/2032(b)(d)	1,493,340
3,349,530	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.855%, 8/25/2034(b)(c)(d)	177,450
20,562,231	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.576%, 10/25/2034(b)(d)	806,780
51,936,490	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.509%, 5/25/2035(b)(d)	5,720,062
53,730,865	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.323%, 7/25/2035(b)(d)	5,051,830
13,806,871	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(b)(d)	583,859
95,432,982	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 0.979%, 8/25/2036(b)(d)	7,348,025
122,257,035	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.009%, 8/25/2033(b)(d)	469,076
37,653	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 5.320%, 12/25/2028(b)	37,762
15,849	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 5.300%, 7/25/2029(b)	15,881
18,991,995	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.195%, 8/25/2025(b)(c)(d)	31
21,697,547	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.115%, 12/25/2026(b)(c)(d)	38,111
5,678,075	Federal National Mortgage Association, 4.030%, 10/01/2033	5,276,620
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,552,026
22,945,489	Federal National Mortgage Association, Series 2019-M17, Class X, 0.319%, 8/25/2034(b)(c)(d)	297,594
13,607,836	Federal National Mortgage Association, Series 2020-M33, Class X, 1.998%, 6/25/2028(b)(d)	462,415
15,985,025	Federal National Mortgage Association, Series 2020-M37, Class X, 1.021%, 4/25/2032(b)(d)	631,504
15,400,908	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.897%, 8/25/2034(b)(d)	951,548
323,096,372	FREMF Mortgage Trust, Series 2018-K156, Class X2A, 0.100%, 7/25/2036(a)(d)	1,732,055
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$14,624,936	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.625%, 6/25/2041(b)(c)(d)	$296,539
22,852,560	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.565%, 8/25/2041(b)(d)	617,188
88,655,420	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.002%, 11/25/2041(b)(d)	1,096,898
2,803,961	Government National Mortgage Association, Series 2006-46, 0.489%, 4/16/2046(b)(c)(d)	27,862
1,290,853	Government National Mortgage Association, Series 2006-51, 0.942%, 8/16/2046(b)(c)(d)	24,645
3,865,689	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	3,916,337
3,702,488	Government National Mortgage Association, Series 2009-114, 0.000%, 10/16/2049(b)(c)(d)	291
1,577,910	Government National Mortgage Association, Series 2010-124, 1.015%, 12/16/2052(b)(c)(d)	23,613
219,635	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,516
1,417,151	Government National Mortgage Association, Series 2011-119, 0.153%, 8/16/2051(b)(c)(d)	1,762
3,021,866	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,063,786
489,862	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	3,313
16,842,126	Government National Mortgage Association, Series 2012-142, 0.172%, 4/16/2054(b)(c)(d)	42,276
3,515,914	Government National Mortgage Association, Series 2012-23, 0.239%, 6/16/2053(b)(c)(d)	22,852
3,624,904	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	35
4,825,871	Government National Mortgage Association, Series 2012-79, 0.351%, 3/16/2053(b)(c)(d)	42,526
18,597,697	Government National Mortgage Association, Series 2012-85, 0.330%, 9/16/2052(b)(c)(d)	145,066
738,084	Government National Mortgage Association, Series 2013-175, 0.150%, 5/16/2055(b)(c)(d)	1,282
2,062,615	Government National Mortgage Association, Series 2014-101, 0.554%, 4/16/2056(b)(c)(d)	29,785
9,243,597	Government National Mortgage Association, Series 2014-130, Class IB, 0.194%, 8/16/2054(b)(c)(d)	53,135
6,763,883	Government National Mortgage Association, Series 2014-24, Class IX, 0.131%, 1/16/2054(b)(c)(d)	20,779
4,557,708	Government National Mortgage Association, Series 2014-70, 0.476%, 3/16/2049(b)(c)(d)	63,032
3,231,247	Government National Mortgage Association, Series 2014-86, 0.421%, 4/16/2056(b)(c)(d)	36,088
13,101,536	Government National Mortgage Association, Series 2015-120, 0.602%, 3/16/2057(b)(c)(d)	256,087
8,877,435	Government National Mortgage Association, Series 2015-146, Class IB, 0.140%, 7/16/2055(b)(c)(d)	33,683
5,274,386	Government National Mortgage Association, Series 2015-171, 0.832%, 11/16/2055(b)(c)(d)	157,134
5,039,732	Government National Mortgage Association, Series 2015-189, Class IG, 0.604%, 1/16/2057(b)(c)(d)	122,523
3,218,275	Government National Mortgage Association, Series 2015-21, 0.682%, 7/16/2056(b)(c)(d)	87,250

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,589,174	Government National Mortgage Association, Series 2015-32, 0.573%, 9/16/2049(b)(c)(d)	$220,336
6,732,124	Government National Mortgage Association, Series 2015-6, 0.458%, 2/16/2051(b)(c)(d)	93,040
2,579,190	Government National Mortgage Association, Series 2015-68, 0.326%, 7/16/2057(b)(c)(d)	34,506
10,640,892	Government National Mortgage Association, Series 2015-70, 0.562%, 12/16/2049(b)(c)(d)	203,598
4,575,231	Government National Mortgage Association, Series 2015-73, 0.407%, 11/16/2055(b)(c)(d)	55,429
16,089,765	Government National Mortgage Association, Series 2016-132, 0.616%, 7/16/2056(b)(c)(d)	345,542
6,383,372	Government National Mortgage Association, Series 2016-143, 0.947%, 10/16/2056(c)(d)	309,076
4,178,676	Government National Mortgage Association, Series 2017-128, 0.977%, 12/16/2056(b)(c)(d)	218,649
20,651,883	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	734,127
23,539,648	Government National Mortgage Association, Series 2017-90, 0.723%, 1/16/2059(b)(d)	954,662
7,253,529	Government National Mortgage Association, Series 2018-110, 0.602%, 1/16/2060(b)(c)(d)	280,098
11,637,256	Government National Mortgage Association, Series 2018-129, 0.619%, 7/16/2060(b)(d)	453,086
4,231,663	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	267,691
11,390,870	Government National Mortgage Association, Series 2018-143, 0.499%, 10/16/2060(b)(d)	558,688
10,521,267	Government National Mortgage Association, Series 2018-2, 0.705%, 12/16/2059(b)(d)	450,801
28,835,257	Government National Mortgage Association, Series 2018-82, 0.463%, 5/16/2058(b)(d)	859,931
18,779,884	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(d)	588,994
17,114,143	Government National Mortgage Association, Series 2019-116, 0.622%, 12/16/2061(b)(d)	766,217
9,362,024	Government National Mortgage Association, Series 2019-75, 0.854%, 12/16/2060(b)(d)	554,544
6,909,404	Government National Mortgage Association, Series 2019-94, 0.955%, 8/16/2061(b)(c)(d)	418,408
44,683,039	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,574,882
18,700,167	Government National Mortgage Association, Series 2020-128, 0.915%, 10/16/2062(b)(d)	1,236,089
31,395,027	Government National Mortgage Association, Series 2020-130, 1.008%, 8/16/2060(b)(d)	2,177,688
39,472,447	Government National Mortgage Association, Series 2020-136, 1.015%, 8/16/2062(b)(d)	2,840,954
36,515,606	Government National Mortgage Association, Series 2020-172, 1.153%, 9/16/2062(b)(d)	2,841,195
15,593,483	Government National Mortgage Association, Series 2020-174, 0.846%, 1/16/2063(b)(d)	981,271
35,813,356	Government National Mortgage Association, Series 2020-179, 1.010%, 9/16/2062(b)(d)	2,347,959
41,768,712	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,807,116
33,874,136	Government National Mortgage Association, Series 2020-26, 0.704%, 10/15/2061(b)(d)	1,568,312
8,985,887	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	612,110
40,448,401	Government National Mortgage Association, Series 2021-106, 0.860%, 4/16/2063(b)(d)	2,585,866
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$39,744,533	Government National Mortgage Association, Series 2021-12, 0.956%, 3/16/2063(b)(d)	$2,451,642
43,766,530	Government National Mortgage Association, Series 2021-128, 0.999%, 6/16/2061(b)(d)	2,837,988
53,234,108	Government National Mortgage Association, Series 2021-132, Class BI, 0.917%, 4/16/2063(b)(d)	3,608,655
51,684,347	Government National Mortgage Association, Series 2021-133, 0.881%, 7/16/2063(b)(d)	3,310,124
10,972,721	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	624,622
46,914,068	Government National Mortgage Association, Series 2021-151, 0.918%, 4/16/2063(b)(d)	3,041,814
49,757,606	Government National Mortgage Association, Series 2021-163, 0.802%, 3/16/2064(b)(d)	2,878,940
19,965,043	Government National Mortgage Association, Series 2021-180, 0.914%, 11/16/2063(b)(d)	1,373,675
36,590,696	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(d)	2,821,911
33,611,301	Government National Mortgage Association, Series 2021-33, 0.842%, 10/16/2062(b)(d)	2,136,516
29,258,384	Government National Mortgage Association, Series 2021-40, 0.822%, 2/16/2063(b)(d)	1,745,731
44,841,261	Government National Mortgage Association, Series 2021-52, 0.721%, 4/16/2063(b)(d)	2,321,024
27,492,858	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,578,060
		127,811,726
	Collateralized Mortgage Obligations — 13.5%
1,261,994	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,192,907
137,365	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	17,955
43,853	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	6,468
194,064	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 5.604%, 5/15/2035(b)(c)	194,694
2,038,865	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 2.488%, 5/15/2036(b)(c)(d)	204,859
601,408	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 1.908%, 10/15/2036(b)(c)(d)	49,591
682,217	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 1.538%, 2/15/2038(b)(c)(d)	52,719
215,549	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 4.426%, 2/15/2038(b)(c)	221,626
202,447	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 5.213%, 2/15/2038(b)(c)	196,153
748,591	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.509%, 6/15/2048(b)(d)	678,470
245,151	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.135%, 12/15/2036(b)(c)(d)	242,382

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$821,145	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 1.788%, 10/15/2040(b)(c)(d)	$63,057
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.000%, 2/15/2041(b)(c)	108,975
794,099	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 1.188%, 9/15/2041(b)(c)(d)	57,715
1,074,614	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 0.440%, 8/15/2040(b)	998,464
717,137	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 1.438%, 8/15/2032(b)(c)(d)	37,913
4,073,736	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 1.438%, 11/15/2042(b)(c)(d)	442,277
2,105,972	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 1.482%, 6/15/2039(b)(c)(d)	179,829
1,005,926	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	178,065
3,152,837	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 1.388%, 4/15/2047(b)(c)(d)	241,443
1,208,051	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	222,359
2,600,040	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	508,143
6,547,661	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.793%, 4/15/2042(b)(d)	1,052,674
132,054	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.372%, 11/25/2044(b)(d)	25,563
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	272,361
14,544,826	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.442%, 12/15/2048(b)(d)	1,001,187
275,687	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.891%, 4/25/2052(b)(d)	10,560
22,478,725	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	22,645,545
62,368,367	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	61,268,613
42,280,515	Federal Home Loan Mortgage Corp. REMICS, Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	41,825,653
1,010,252	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. MTA + 1.400%, 6.225%, 7/25/2044(b)	969,463
549,745	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	520,525
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$699,913	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 7.248%, 6/25/2035(b)(c)	$776,397
622,998	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 7.028%, 6/25/2036(b)(c)	700,621
27,206	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 2.617%, 8/25/2036(b)(c)(d)	2,623
178,410	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 9.584%, 8/25/2036(b)(c)	221,292
488,039	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.489%, 8/25/2038(b)	467,069
132,843	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.868%, 11/25/2038(b)(c)	127,032
505,747	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.531%, 3/25/2039(b)(c)	458,979
64,158	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.429%, 12/25/2039(b)(c)	56,408
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.000%, 11/25/2040(b)	234,851
2,029,220	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 1.167%, 6/25/2041(b)(c)(d)	141,951
1,013,622	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 1.817%, 3/25/2042(b)(c)(d)	112,031
692,194	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 1.267%, 3/25/2042(b)(c)(d)	49,107
2,518,191	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 1.317%, 9/25/2042(b)(c)(d)	204,970
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 0.769%, 7/25/2043(b)(c)	296,074
1,203,010	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 1.917%, 11/25/2043(b)(c)(d)	117,877
1,223,434	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 1.467%, 8/25/2042(b)(c)(d)	87,752
3,380,947	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	434,106
9,075,483	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 1.367%, 4/25/2044(b)(c)(d)	704,645
597,819	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 1.367%, 5/25/2044(b)(c)(d)	43,994
295,302	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(c)	273,214
5,664,419	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 1.417%, 4/25/2046(b)(c)(d)	372,988

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 0.000%, 11/25/2042(b)	$851,924
6,008,637	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 1.417%, 10/25/2034(b)(d)	310,869
7,529,797	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 1.417%, 9/25/2046(b)(d)	382,747
4,799,964	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 1.417%, 9/25/2046(b)(d)	254,945
3,046,871	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 1.417%, 11/25/2046(b)(c)(d)	240,526
3,137,056	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 1.417%, 11/25/2046(b)(c)(d)	196,860
3,450,498	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 1.967%, 12/25/2046(b)(c)(d)	231,900
4,963,975	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 1.467%, 4/25/2047(b)(c)(d)	251,323
33,092,944	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(d)	934,479
9,239,537	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,729,909
2,624,395	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	529,513
13,128,611	Federal National Mortgage Association, Series 2021-24, REMICS, 1.105%, 3/25/2059(b)(d)	765,490
19,704,737	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	19,407,570
182,887	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	22,764
45,555	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	7,058
193,461	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	26,535
124,500	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	16,761
470,658	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	80,052
192,334	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	32,745
108,495	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	19,054
256,214	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	46,404
105,565	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	20,989
117,368	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	19,605
164,658	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	32,545
143,135	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	22,396
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$70,892	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	$11,265
95,987	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	16,495
56,847	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	10,422
16,709	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	3,014
509,031	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	82,244
177,851	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	33,454
87,441	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	9,920
115,195	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	7,248
81,867	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	14,811
12,689	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,753
381,544	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)	381,710
48,441	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 5.380%, 2/20/2060(b)(c)	47,859
29,669	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 5.117%, 5/20/2059(b)(c)	29,185
41,650	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.117%, 10/20/2060(b)(c)	41,104
57,996	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 5.267%, 12/20/2060(b)(c)	57,344
18,678	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 5.267%, 3/20/2061(b)(c)	18,469
17,888	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 5.367%, 10/20/2061(b)(c)	17,709
34,147	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.980%, 10/20/2061(b)(c)	33,015
4,124	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,665
301,409	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(c)	297,469
1,832	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	1,808
108,111	Government National Mortgage Association, Series 2012-H24, Class HI, 1.232%, 10/20/2062(b)(c)(d)	7,683
84,772	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 5.087%, 1/20/2063(b)(c)	81,832
27,033	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	25,821
705,514	Government National Mortgage Association, Series 2013-H13, Class SI, 1.273%, 6/20/2063(b)(c)(d)	26,154

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,702,511	Government National Mortgage Association, Series 2013-H16, Class AI, 1.462%, 7/20/2063(b)(c)(d)	$38,687
269,977	Government National Mortgage Association, Series 2013-H18, Class EI, 2.015%, 7/20/2063(b)(c)(d)	21,717
228,210	Government National Mortgage Association, Series 2013-H18, Class JI, 1.305%, 8/20/2063(b)(c)(d)	4,638
60,780	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 5.367%, 8/20/2063(b)(c)	60,170
1,420,811	Government National Mortgage Association, Series 2014-H24, Class HI, 0.792%, 9/20/2064(b)(c)(d)	28,453
2,636,440	Government National Mortgage Association, Series 2015-152, Class PI, 4.000%, 10/20/2045(c)(d)	418,669
2,114,017	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.388%, 10/20/2064(b)	2,094,019
119,468	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	115,712
549,171	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	535,348
8,053	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.047%, 5/20/2063(b)(c)	7,669
6,569	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 4.967%, 4/20/2063(b)(c)	6,314
267,685	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.808%, 3/20/2065(b)(c)	258,303
649	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.467%, 10/20/2065(b)(c)	629
150,431	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.580%, 9/20/2065(b)(c)	141,346
2,572	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.447%, 8/20/2061(b)(c)	2,496
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 0.000%, 8/20/2045(b)	1,169,265
363,460	Government National Mortgage Association, Series 2016-23, Class PA, 5.551%, 7/20/2037(b)(c)	355,269
7,420,269	Government National Mortgage Association, Series 2016-H01, Class AI, 1.202%, 1/20/2066(b)(c)(d)	213,616
9,584,123	Government National Mortgage Association, Series 2016-H09, Class JI, 1.793%, 4/20/2066(b)(c)(d)	336,635
92,068	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.413%, 8/20/2063(b)(c)	87,314
28,459	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.517%, 8/20/2066(b)(c)	27,051
12,801	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.900%, 6/20/2061(b)(c)	11,580
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$3,410,550	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	$390,844
1,294,023	Government National Mortgage Association, Series 2017-H05, Class AI, 1.634%, 1/20/2067(b)(c)(d)	53,050
132,807	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.646%, 8/20/2068(b)(c)	122,669
8,592,852	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.265%, 5/20/2068(b)	7,739,613
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	207,327
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	238,676
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.065%, 2/20/2044(b)(c)(d)	874,382
1,913,327	Government National Mortgage Association, Series 2019-44, Class BS, 1.565%, 4/20/2049(b)(c)(d)	151,396
8,116,619	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	7,633,297
8,100,124	Government National Mortgage Association, Series 2019-70, Class SK, 1.515%, 8/20/2043(b)(d)	679,066
2,254,814	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.234%, 1/20/2069(b)	2,022,649
2,449,527	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,299,044
2,105,149	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050, IO(c)(d)	352,310
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,932,002
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	863,551
19,817,402	Government National Mortgage Association, Series 2020-34, 5.000%, 12/20/2039(d)	3,709,623
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,440,344
32,891,391	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(c)(d)	46,434
6,191,163	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	21,241
1,246,731	Government National Mortgage Association, Series 2021-H17, 0.058%, 3/20/2070(b)(c)(d)	16,498
		206,998,521
	Mortgage Related — 35.2%
6,982,069	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,595,555
1,457,410	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,167,974
6,183,295	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,034,798
7,710,054	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	6,275,560
7,299,808	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,461,980
16,916,601	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	15,495,608

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,134,361	Federal National Mortgage Association, 2.000%, 10/01/2050	$862,599
297,919	Federal National Mortgage Association, 2.000%, 12/01/2050	226,538
3,889,022	Federal National Mortgage Association, 2.500%, 6/01/2050	3,206,871
3,715,930	Federal National Mortgage Association, 2.500%, 6/01/2050	3,036,175
3,473,630	Federal National Mortgage Association, 2.500%, 6/01/2050	2,852,312
4,895,932	Federal National Mortgage Association, 2.500%, 9/01/2050	4,000,319
3,784,529	Federal National Mortgage Association, 2.500%, 10/01/2050	3,104,051
9,019,812	Federal National Mortgage Association, 2.500%, 1/01/2052	7,364,180
80,291,997	Federal National Mortgage Association, 2.500%, 2/01/2052	65,378,401
5,074,309	Federal National Mortgage Association, 2.500%, 2/01/2052	4,144,483
1,971,890	Federal National Mortgage Association, 2.500%, 7/01/2053	1,607,591
8,951,901	Federal National Mortgage Association, 2.500%, 12/01/2061	7,127,010
109,168,026	Federal National Mortgage Association, 2.500%, 3/01/2062	86,905,549
41,081,048	Federal National Mortgage Association, 2.500%, 3/01/2062	32,701,534
20,429,249	Federal National Mortgage Association, 2.500%, 3/01/2062	16,263,710
81,255,278	Federal National Mortgage Association, 2.500%, 5/01/2062	64,678,208
13,322,839	Federal National Mortgage Association, 2.500%, 12/01/2063	10,544,008
1,585,871	Federal National Mortgage Association, 3.000%, 10/01/2047	1,375,314
1,927,043	Federal National Mortgage Association, 3.000%, 7/01/2049	1,653,569
32,974,317	Federal National Mortgage Association, 3.000%, 2/01/2052	28,304,113
32,669,711	Federal National Mortgage Association, 3.000%, 2/01/2052	28,042,680
27,413,261	Federal National Mortgage Association, 3.000%, 6/01/2052	23,349,962
3,180,709	Federal National Mortgage Association, 3.000%, 6/01/2063	2,649,335
16,003,817	Federal National Mortgage Association, 3.000%, 12/01/2063	13,332,551
35,871,783	Federal National Mortgage Association, 3.500%, 9/01/2062	31,157,601
16,971,074	Federal National Mortgage Association, 3.500%, 12/01/2063	14,663,453
451,338	Federal National Mortgage Association, 4.000%, 1/01/2052	410,267
9,768,388	Federal National Mortgage Association, 5.500%, 10/01/2054	9,642,970
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	9
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$10,000,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 1/01/2055(e)	$9,867,485
21,000,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 1/01/2055(e)	21,433,125
		539,917,448
	Non-Agency Commercial Mortgage-Backed Securities — 8.4%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,341,215
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,180,030
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,564,410
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,180,003
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	654,033
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,571,170
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,734,726
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	976,553
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,240,482
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,149,538
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,705,633
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,365,161
2,235,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.295%, 4/15/2037(a)(b)	2,243,381
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 6.237%, 1/17/2039(a)(b)	2,735,051
1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/2046(a)(b)	1,480,742
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	457,571
1,649,424	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,558,637
2,143,262	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	2,139,893
199,474	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	198,475
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,554,204
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,821,595
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	2,954,935
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,169,711
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,583,772

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.662%, 10/15/2043(a)(b)	$5,090,044
3,153,231	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.592%, 7/15/2038(a)(b)	3,155,202
3,214,886	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.212%, 7/15/2038(a)(b)	3,218,905
3,676,207	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	2,953,046
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	4,764,571
520,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	512,588
2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	1,841,517
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.573%, 6/10/2047(b)	1,429,729
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,569,887
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,292,124
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,715,477
792,510	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.567%, 12/15/2047(a)(b)	737,042
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,872,726
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	693,493
450,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	442,797
187,555	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.274%, 6/15/2047(b)	180,052
413,677	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044(a)(b)	408,714
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035(a)(b)	3,267,494
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,288,485
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,807,202
1,101,373	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,013,263
495,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	502,593
1,700,120	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)	1,070,120
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(c)(f)	3,771,300
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.743%, 12/15/2039(a)(b)	$540,089
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,255,547
30	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	30
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,861,775
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,562,756
600,455	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	564,428
		128,943,917
	Total Bonds and Notes (Identified Cost $1,489,558,956)	1,374,681,716

Collateralized Loan Obligations — 5.2%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.479%, 7/20/2034(a)(b)	2,229,165
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD SOFR + 1.562%, 6.218%, 1/15/2033(a)(b)	3,003,024
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 7/20/2031(a)(b)	5,264,764
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.318%, 1/15/2031(a)(b)	3,845,289
1,385,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 6.114%, 11/22/2031(a)(b)	1,387,672
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 6.312%, 12/15/2039(a)(b)	2,675,572
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.379%, 4/20/2031(a)(b)	3,009,511
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 6.568%, 7/15/2034(a)(b)	2,077,320
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.309%, 4/16/2033(a)(b)	2,563,692
5,145,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 6.173%, 10/17/2036(a)(b)	5,145,391
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.379%, 4/16/2031(a)(b)	2,040,940
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 1.862%, 6.479%, 4/21/2034(a)(b)	4,067,644
3,755,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, 3 mo. USD SOFR + 1.550%, 1/21/2038(a)(b)(g)	3,755,000
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 6.111%, 1/20/2038(a)(b)	4,223,216
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 6.394%, 1/18/2034(a)(b)	5,328,515

Principal Amount	Description	Value (†)

$5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1R, 3 mo. USD SOFR + 1.550%, 1/20/2038(a)(b)(g)	$5,300,000
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 6.482%, 5/21/2034(a)(b)	575,386
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 5.997%, 4/20/2035(a)(b)	3,804,780
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.279%, 4/20/2034(a)(b)	1,035,157
4,255,000	Rockford Tower Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.850%, 6.409%, 10/20/2037(a)(b)	4,270,501
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 4/20/2034(a)(b)	7,660,978
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR2, 3 mo. USD SOFR + 1.900%, 6.547%, 4/15/2033(a)(b)	5,915,747
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.594%, 10/18/2031(a)(b)	1,318,830
	Total Collateralized Loan Obligations (Identified Cost $80,170,372)	80,498,094

Loan Participations — 0.1%
	ABS Other — 0.1%
1,075,713	Harbour Aircraft Investments Ltd., 6.000%, 11/15/2037	1,054,159
	Total Loan Participations (Identified Cost $1,069,840)	1,054,159

Principal Amount	Description	Value (†)

Short-Term Investments — 7.3%
$96,558,287
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/31/2024
 at 2.500% to be repurchased at $96,571,698 on
1/02/2025 collateralized by $77,659,200
U.S. Treasury Inflation Indexed Note, 0.375% due
1/15/2027 valued at $98,489,552 including
accrued interest(h)
		$96,558,287
15,000,000	U.S. Treasury Bills, 4.510%, 1/23/2025(i)(j)	14,962,858
	Total Short-Term Investments (Identified Cost $111,516,941)	111,521,145
	Total Investments — 102.3% (Identified Cost $1,682,316,109)	1,567,755,114
	Other assets less liabilities — (2.3)%	(35,049,596)
	Net Assets — 100.0%	$1,532,705,518

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$459,869,281 or 30.0% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced
("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Non-income producing security.
(g)	New issue unsettled as of December 31, 2024. Coupon rate does not take effect until settlement date.

(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	1,556	$170,369,626	$169,215,000	$(1,154,626)
CBOT U.S. Long Bond Futures	3/20/2025	133	15,489,576	15,141,219	(348,357)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	69	8,464,441	8,204,531	(259,910)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	980	110,588,131	109,086,250	(1,501,881)
Total					$(3,264,774)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$77,222,809	$1,139,481	$78,362,290
ABS Residential Mortgage	—	872,820	8,821	881,641
Agency Commercial Mortgage-Backed Securities	—	122,541,201	5,270,525	127,811,726
Collateralized Mortgage Obligations	—	190,300,878	16,697,643	206,998,521
Non-Agency Commercial Mortgage-Backed Securities	—	125,172,617	3,771,300	128,943,917
All Other Bonds and Notes(a)	—	831,683,621	—	831,683,621
Total Bonds and Notes	—	1,347,793,946	26,887,770	1,374,681,716
Collateralized Loan Obligations	—	80,498,094	—	80,498,094
Loan Participations(a)	—	1,054,159	—	1,054,159
Short-Term Investments	—	111,521,145	—	111,521,145
Total Investments	$—	$1,540,867,344	$26,887,770	$1,567,755,114

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,264,774)	$ —	$ —	$(3,264,774)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or December 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
ABS Home Equity	$1,235,224	$(8,028)	$(2,347)	$2,901	$ —	$(88,269)	$ —	$ —	$1,139,481	$(9,545)
ABS Residential Mortgage	9,433	—	54	(38)	—	(628)	—	—	8,821	4
Agency Commercial Mortgage-Backed Securities	5,707,295	(569,356)	(13)	132,599	—	—	—	—	5,270,525	132,599
Collateralized Mortgage Obligations	16,133,303	(441,708)	(81,153)	(2,076,466)	12,305	(329,872)	3,481,234	—	16,697,643	(2,143,845)
Non-Agency Commercial Mortgage- Backed Securities	3,692,000	—	—	79,300	—	—	—	—	3,771,300	79,300
Total	$26,777,255	$(1,019,092)	$(83,459)	$(1,861,704)	$12,305	$(418,769)	$3,481,234	$ —	$26,887,770	$(1,941,487)
Debt securities valued at $3,481,234 were transferred from Level 2 to Level 3 during the period ended December 31, 2024. At December 31, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of December 31, 2024, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,120,164

Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
		Market Discount	Discount Rate	5.00%	$19,317
	ABS Residential Mortgage[1]	Market Discount	Discount Rate	1.00%	8,821
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	4,944,730
		Market Discount	Discount Rate	3.00%	325,795
	Collateralized Mortgage Obligations[1]			1.00%	15,294,923
		Market Discount	Discount Rate	3.00%	1,402,720
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	21 months
			Loss Adjusted Spread	10%	3,771,300
	Total				$26,887,770

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(3,264,774)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2024 (Unaudited)
Mortgage Related	35.2%
Collateralized Mortgage Obligations	13.5
ABS Car Loan	8.5
Non-Agency Commercial Mortgage-Backed Securities	8.4
Agency Commercial Mortgage-Backed Securities	8.3
ABS Other	7.1
ABS Home Equity	5.1
ABS Student Loan	2.2
Other Investments, less than 2% each	1.5
Collateralized Loan Obligations	5.2
Short-Term Investments	7.3
Total Investments	102.3
Other assets less liabilities (including futures contracts)	(2.3)
Net Assets	100.0%